Operating leases	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Operating leases
4.	Operating leases

4.1	Operating leases – spot charter

For those spot charters that we have determined are operating leases, the term of the lease is always less than one year. The lease payments to be received for ongoing charters at September 30, 2018 relate to outstanding freight and demurrage revenue expected to be paid in the coming months. Therefore, the disclosure of the maturity analysis of lease payments required by ASC 842, Leases, is limited to one year. For those ongoing charters at September 30, 2018, the outstanding lease payments to be received by the Company as at September 30, 2018 amounted to $20.3 million.

4.2	Operating leases – office rent

Ardmore has chosen to early adopt, as of January 1, 2018 ASC 842 Leases which requires lessees to recognize on their balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. The discount rate used is the incremental cost of borrowing. The weighted average remaining lease term as of September 30, 2018 was 6.7 years.

The liabilities
described below are for the Company’s offices in Cork, Singapore, Bermuda and Houston and are denominated in various currencies. Under ASC 842, the right of use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency using the exchange rate as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current forward exchange rates. The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Sep 30, 2018	Jan 1, 2018
Operating lease, right of use asset	2,255,771	2,440,288
Total operating lease, right of use asset	2,255,771	2,440,288

Current portion of operating lease obligations	464,167	442,957
Non-current portion of operating lease obligations	1,625,696	1,997,331
Total operating lease obligations	2,089,863	2,440,288

	Nine months ended
	Sep 30, 2018	Sep 30, 2017
Foreign exchange on operating leases	(165,908)	-
Total foreign exchange on operating leases	(165,908)	-

As of September 30, 2018, the Company had the following undiscounted operating lease commitments:

	2018	2019	2020	2021	2022	2023-2026
Office space	134,755	499,056	339,772	296,499	303,198	999,068
	134,755	499,056	339,772	296,499	303,198	999,068